INVENTORIES, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventory markdown	$ 246,281		$ 117,703